Contract Liability	12 Months Ended
Dec. 31, 2025
Contract Liability [Abstract]
CONTRACT LIABILITY
26.	CONTRACT LIABILITY

	As at December 31,
	2025	2024
Contract liability	205,079	-
	205,079	-

Contract liability represents the payments received from the customer but the obligation to transfer services yet to be delivered to the customer.